497(e)
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AXA Equitable Life Insurance Company
SUPPLEMENT DATED JULY 6, 2007 TO THE MAY 1, 2007 PROSPECTUS AND PROSPECTUS SUPPLEMENT FOR EQUI-VEST(SM) SERIES 100-500, EQUI-VEST(SM) EMPLOYER-SPONSORED RETIREMENT PROGRAMS, EQUI-VEST(SM) EXPRESS(SM), EQUI-VEST(SM) SERIES 800, EQUI-VEST(SM) VANTAGE(SM), AND EQUI-VEST(SM) TSA ADVANTAGE(SM)
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This Supplement modifies certain information in the above-referenced Prospectus and Supplements to Prospectus and Statement of Additional Information, dated
May 1, 2007, as previously supplemented (the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request.
Please contact the customer service group referenced in your prospectus.


POSTPONEMENT OF PORTFOLIO SUBSTITUTION

The July 9, 2007 substitution of interests in the EQ/Van Kampen Real Estate variable investment option ("the surviving option") for interests in the U.S. Real Estate variable investment option ("the replaced option"), described in the May 1, 2007 supplement to your prospectus, has been temporarily postponed. Pending regulatory approval, the substitution transaction is now expected to occur on or about August 20, 2007. For more information about the substitution, please refer to the EQUI-VEST(SM) May 1, 2007 prospectus and prospectus supplement.






























                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234


888-1417 (6/07)                                                           x01709
139255 (6/07)                                                                 NB